Document and Entity Information	12 Months Ended
Dec. 31, 2016 USD ($) shares
Document and Entity Information [Abstract]
Document period end date	Dec. 31, 2016
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	20-F
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding | shares	306,221,840
Entity public float | $	$ 16,466,655,022,529.8
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q4